OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS
Schedule of other current assets

	December 31, 2021	December 31, 2020
Prepaid expenses	539	3,263
Government departments and agencies	2,880	3,227
Related parties	—	367
	3,419	6,857